Document and Entity Information	Mar. 12, 2021
Cover [Abstract]
Entity Registrant Name	POWELL INDUSTRIES INC
Amendment Flag	false
Entity Central Index Key	0000080420
Document Type	8-K
Document Period End Date	Mar. 12, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-12488
Entity Tax Identification Number	88-0106100
Entity Address, Address Line One	8550 Mosley Road
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77075-1180
City Area Code	(713)
Local Phone Number	944-6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	POWL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false